Partners' Capital and Redeemable Preferred Units	12 Months Ended
Dec. 31, 2010
Partners' Capital and Redeemable Preferred Units [Abstract]
Partners' Capital and Redeemable Preferred Units
NOTE 11 — Partners’ Capital and Redeemable Preferred Units
Preferred OP Units Owned by Aimco
At December 31, 2010 and 2009, we had the following classes of preferred OP Units owned by Aimco outstanding (stated at their redemption values, dollars in thousands):

		Annual
		Distribution
		Rate Per Unit	Balance
	Redemption	(paid	December 31,
Perpetual:	Date (1)	quarterly)	2010	2009
Class G Partnership Preferred Units, $0.01 par value, 4,050,000 units authorized, zero and 4,050,000 units issued and outstanding, respectively (2)	07/15/2008	9.375%	$—	$101,000
Class T Partnership Preferred Units, $0.01 par value, 6,000,000 units authorized, 6,000,000 units issued and outstanding	07/31/2008	8.000%	150,000	150,000
Class U Partnership Preferred Units, $0.01 par value, 12,000,000 and 8,000,000 units authorized, 12,000,000 and 8,000,000 units issued and outstanding, respectively	03/24/2009	7.750%	298,101	200,000
Class V Partnership Preferred Units, $0.01 par value, 3,450,000 units authorized, 3,450,000 units issued and outstanding	09/29/2009	8.000%	86,250	86,250
Class Y Partnership Preferred Unit, $0.01 par value, 3,450,000 units authorized, 3,450,000 units issued and outstanding	12/21/2009	7.875%	86,250	86,250
Series A Community Reinvestment Act Perpetual Partnership Preferred Units, $0.01 par value per unit, 240 units authorized, 114 and 134 units issued and outstanding, respectively (3)	06/30/2011	(3)	57,000	67,000

Total			677,601	690,500
Less preferred units subject to repurchase agreement (4)			(20,000)	(30,000)

Total			$657,601	$660,500

(1)
All classes of preferred units are redeemable by the Partnership only in connection with a concurrent redemption by Aimco of the corresponding Aimco preferred stock held by unrelated parties. All classes of Aimco’s corresponding preferred stock are redeemable at Aimco’s option on and after the dates specified.

(2)	Outstanding units at December 31, 2009, included 10,000 units held by a consolidated subsidiary that were eliminated in consolidation.

(3)
The Series A Community Reinvestment Act Perpetual Partnership Preferred Units, or the CRA Preferred Units, have substantially the same terms as Aimco’s Series A Community Reinvestment Act Perpetual Preferred Stock, or the CRA Preferred Stock. Holders of the CRA Preferred Units are entitled to cumulative cash dividends payable quarterly in arrears on March 31, June 30, September 30, and December 31 of each year, when and as declared, beginning on September 30, 2006. For the period from the date of original issuance through March 31, 2015, the distribution rate is a variable rate per annum equal to the Three-Month LIBOR Rate (as defined in the articles supplementary designating the CRA Preferred Stock) plus 1.25%, calculated as of the beginning of each quarterly dividend period. The rate at December 31, 2010 and 2009 was 1.54%. Upon liquidation, holders of the CRA Preferred Units are entitled to a preference of $500,000 per unit, plus an amount equal to accumulated, accrued and unpaid distributions, whether or not earned or declared. The CRA Preferred Units rank prior to our common OP Units and on the same level as our other OP preferred Units, with respect to the payment of distributions and the distribution of amounts upon liquidation, dissolution or winding up. The CRA Preferred Units are not redeemable prior to June 30, 2011, except in limited circumstances related to Aimco’s REIT qualification. On and after June 30, 2011, the CRA Preferred Units are redeemable for cash, in whole or from time to time in part, upon the redemption, at Aimco’s option, of its CRA Preferred Stock at a price per unit equal to the liquidation preference, plus accumulated, accrued and unpaid dividends, if any, to the redemption date.

(4)
In June 2009, Aimco entered into an agreement to repurchase $36.0 million in liquidation preference of its CRA Preferred Stock at a 30% discount to the liquidation preference. Pursuant to this agreement, in May 2010 and June 2009, Aimco repurchased 20 shares and 12 shares, or $10.0 million and $6.0 million in liquidation preference, respectively, of CRA Preferred Stock for $7.0 million and $4.2 million, respectively. Concurrent with Aimco’s repurchases, we repurchased from Aimco an equivalent number of our CRA Preferred Units. The holder of the CRA Preferred Stock may require Aimco to repurchase an additional 40 shares, or $20.0 million in liquidation preference, of CRA Preferred Stock over the next two years, for $14.0 million. If required, these additional repurchases will be for up to $10.0 million in liquidation preference in May 2011 and 2012. Upon any repurchases required of Aimco under this agreement, we will repurchase from Aimco an equivalent number of our CRA Preferred Units. Based on the holder’s ability to require Aimco to repurchase shares of CRA Preferred Stock pursuant to this agreement and our obligation to purchase from Aimco a corresponding number of our CRA Preferred Units, $20.0 million and $30.0 million in liquidation preference of CRA Preferred Units, or the maximum redemption value of such preferred units, is classified as part of redeemable preferred units within temporary capital in our consolidation balance sheets at December 31, 2010 and 2009, respectively.

On September 7, 2010, Aimco issued 4,000,000 shares of its 7.75% Class U Cumulative Preferred Stock, par value $0.01 per share, or the Class U Preferred Stock, in an underwritten public offering for a price per share of $24.09 (reflecting a price to the public of $24.86 per share, less an underwriting discount and commissions of $0.77 per share). The offering generated net proceeds of $96.1 million (after deducting underwriting discounts and commissions and transaction expenses). Aimco contributed the net proceeds to us in exchange for 4,000,000 units of our 7.75% Class U Cumulative Preferred Units. We recorded issuance costs of $3.3 million, consisting primarily of underwriting commissions, as an adjustment of partners’ capital to the Partnership within our condensed consolidated balance sheet.
On October 7, 2010, using the net proceeds from the issuance of Class U Preferred Stock supplemented by corporate funds, Aimco redeemed all of the 4,050,000 outstanding shares of its 9.375% Class G Cumulative Preferred Stock, inclusive of 10,000 shares held by a consolidated subsidiary that are eliminated in consolidation. This redemption was for cash at a price equal to $25.00 per share, or $101.3 million in aggregate ($101.0 million net of eliminations), plus accumulated and unpaid dividends of $2.2 million. Concurrent with this redemption, we redeemed all of our outstanding Class G Partnership Preferred Units, 4,040,000 of which were held by Aimco and 10,000 of which were held by a consolidated subsidiary. In connection with the redemption, we reflected $4.3 million of issuance costs previously recorded as a reduction of partners’ capital attributable as an increase in net income attributable to preferred unitholders for purposes of calculating earnings per unit for the year ended December 31, 2010.
In connection with our May 2010 and June 2009 CRA Preferred Units repurchase discussed above, we reflected the $3.0 million and $1.8 million excess of the carrying value over the repurchase price, offset by $0.2 million of issuance costs previously recorded as a reduction of partners’ capital, as a reduction of net income attributable to preferred unitholders for the years ended December 31, 2010 and 2009, respectively.
During 2008, Aimco repurchased 54 shares, or $27.0 million in liquidation preference, of its CRA Preferred Stock for cash totaling $24.8 million. Concurrent with this redemption, we repurchased from Aimco an equivalent number of outstanding CRA Preferred Units. We reflected the $2.2 million excess of the carrying value over the repurchase price, offset by $0.7 million of issuance costs previously recorded as a reduction of partners’ capital, as a reduction of net income attributable to the Partnership’s preferred unitholders for the year ended December 31, 2008.
All classes of preferred OP Units are pari passu with each other and are senior to the common OP Units. None of the classes of preferred OP Units have any voting rights, except the right to approve certain changes to the Partnership Agreement that would adversely affect holders of such class of units. Distributions on all preferred OP Units are subject to being declared by the General Partner. All of the above outstanding classes of preferred units have a liquidation preference per unit of $25, with the exception of the CRA Preferred Units, which have a liquidation preference per unit of $500,000.
Redeemable Preferred OP Units
As of December 31, 2010 and 2009, the following classes of preferred OP Units (stated at their redemption values) owned by third parties were outstanding (in thousands, except unit data):

Redeemable Preferred OP Units:	2010	2009
Class One Partnership Preferred Units, 90,000 units issued and outstanding, redeemable at the holders option one year following issuance, holder to receive distributions at 8.75% ($8.00 per annum per unit)	$8,229	$8,229
Class Two Partnership Preferred Units, 19,364 and 23,700 units issued and outstanding, redeemable at the holders option one year following issuance, holders to receive distributions at 1.84% ($.46 per annum per unit)	484	593
Class Three Partnership Preferred Units, 1,366,771 and 1,371,451 units issued and outstanding, redeemable at the holders option one year following issuance, holders to receive distributions at 7.88% ($1.97 per annum per unit)	34,169	34,286
Class Four Partnership Preferred Units, 755,999 units issued and outstanding, redeemable at the holders option one year following issuance, holders to receive distributions at 8.0% ($2.00 per annum per unit)	18,900	18,900
Class Five Partnership Preferred Units, zero and 68,671 units issued and outstanding, redeemable for cash at any time at our option, holder to receive distributions equal to the per unit distribution on the common OP Units (1) (2)	—	2,747
Class Six Partnership Preferred Units, 796,668 and 802,453 units issued and outstanding, redeemable at the holders option one year following issuance, holder to receive distributions at 8.5% ($2.125 per annum per unit)	19,917	20,061
Class Seven Partnership Preferred Units, 27,960 units issued and outstanding, redeemable at the holders option one year following issuance, holder to receive distributions at 7.87% ($1.968 per annum per unit)	699	699
Class Eight Partnership Preferred Units, 6,250 units issued and outstanding, redeemable for cash at any time at our option, holder to receive distributions equal to the per unit distribution on the common OP Units (1)	156	156

Subtotal	$82,554	$85,671

(1)
Holders of the Class Five and Class Eight Partnership Preferred Units received the per unit special distributions discussed below in addition to the regular distributions received by common OP unitholders during 2010 and 2009.

(2)	Purchased from the holder in exchange for cash and other consideration during 2010.
The Class One, Class Two, Class Three, Class Four, Class Six and Class Seven preferred OP Units are redeemable, at the holders’ option. We, at our sole discretion, may settle such redemption requests in cash or cause Aimco to issue shares of its Class A Common Stock in a value equal to the redemption preference. In the event we require Aimco to issue shares to settle a redemption request, we would issue to Aimco a corresponding number of common OP Units. During 2008, we established a redemption policy that requires cash settlement of redemption requests for the redeemable preferred OP Units, subject to limited exceptions. Accordingly, these redeemable units are classified as redeemable preferred units within temporary capital in our consolidated balance sheets at December 31, 2010 and 2009, based on the expectation that we will cash settle these units.
Subject to certain conditions, the Class Four, Class Six and Class Eight Partnership Preferred Units are convertible into common OP Units.
During the years ended December 31, 2010 and 2009, approximately 14,800 and 68,200 preferred OP Units, respectively, were tendered for redemption in exchange for cash. During the years ended December 31, 2010 and 2009, no preferred OP Units were tendered for redemption in exchange for shares of Aimco Class A Common Stock.
The following table presents a reconciliation of redeemable preferred units (including the CRA Preferred Units subject to a repurchase agreement discussed above) classified within temporary capital for the years ended December 31, 2010, 2009 and 2008:

	2010	2009	2008
Balance at January 1	$116,656	$88,148	$—
Net income attributable to redeemable preferred units	4,964	6,288	—
Distributions to preferred units	(6,730)	(6,806)	—
Purchases of preferred units	(11,462)	(1,725)	—
Reclassification of redeemable preferred units from partners’ capital	—	30,000	88,148
Other	—	751	—

Balance at December 31	$103,428	$116,656	$88,148

The distributions paid on each class of preferred OP Units classified as partners’ capital in the years ended December 31, 2010, 2009 and 2008, and, in the case of the redeemable preferred OP Units discussed above, classified in temporary capital as of December 31, 2010 and 2009, are as follows (in thousands, except per unit data):

	2010				2009			2008
	Amount		Total		Amount		Total	Amount		Total
Class of Preferred	Per		Amount		Per		Amount	Per		Amount
OP Units	Unit (1)		Paid		Unit (1)		Paid	Unit (1)		Paid
Class G	$2.30		$9,334		$2.34		$9,492	$2.34		$9,492
Class T	2.00		12,000		2.00		12,000	2.00		12,000
Class U	1.94		17,438	(2)	1.94		15,500	1.94		15,500
Class V	2.00		6,900		2.00		6,900	2.00		6,900
Class Y	1.97		6,792		1.97		6,792	1.97		6,792
Series A CRA	8,169.00	(3)	971		10,841.00	(4)	1,531	24,381.00	(5)	4,531
Class One	8.00		720		8.00		720	8.00		720
Class Two	0.99		19		1.80		43	1.52		67
Class Three	1.97		2,693		1.99		2,733	2.01		2,856
Class Four	2.00		1,512		2.00		1,512	2.00		1,512
Class Five	0.30		21		2.38		163	7.91		543
Class Six	2.13		1,696		2.13		1,705	2.12		1,705
Class Seven	2.38		66		2.38		66	2.36		66
Class Eight	0.40		3		2.38		15	7.91		49

Total			$60,165				$59,172			$62,733

(1)	Amounts per unit are calculated based on the number of preferred units outstanding either at the end of each year or as of conversion or redemption date, as noted.

(2)	Amount paid includes $1.3 million related to the two months prior purchase of the 4,000,000 units sold in September 2010, which amount was prepaid by the purchaser in connection with the sale.

(3)
Amount per unit based on 114 units outstanding for the entire period. 20 units were repurchased in May 2010 and the holders of these units received $1,980 per unit in dividends through the date of purchase.

(4)
Amount per unit based on 134 units outstanding for the entire period. 12 units were repurchased in June 2009 and the holders of these units received $6,509 per unit in dividends through the date of purchase.

(5)
Amount per unit based on 146 units outstanding for the entire period. 54 units were repurchased in September 2008 and the holders of these units received $17,980 per unit in dividends through the date of purchase.

Common OP Units
Common OP Units are redeemable by common OP Unitholders (other than the General Partner and Special Limited Partner) at their option, subject to certain restrictions, on the basis of one common OP Unit for either one share of Aimco Class A Common Stock or cash equal to the fair value of a share of Aimco Class A Common Stock at the time of redemption. We have the option to require Aimco to deliver shares of Aimco Class A Common Stock in exchange for all or any portion of the cash requested. When a Limited Partner redeems a common OP Unit for Aimco Class A Common Stock, Limited Partners’ Capital is reduced and Special Limited Partners’ capital is increased. Common OP Units held by Aimco are not redeemable.
The holders of the common OP Units receive distributions, prorated from the date of issuance, in an amount equivalent to the dividends paid to holders of Aimco Class A Common Stock, and may redeem such units for cash or, at our option, shares of Aimco Class A Common Stock.
In December 2008, October 2008, July 2008, and December 2007, we declared special distributions payable on January 29, 2009, December 1, 2008, August 29, 2008 and January 30, 2008, respectively, to holders of record of common OP Units and High Performance Units on December 29, 2008, October 27, 2008, July 28, 2008 and December 31, 2007, respectively. The special distributions were paid on common OP Units and High Performance Units in the amounts listed below. We distributed to Aimco common OP Units equal to the number of shares we issued pursuant to Aimco’s corresponding special dividends in addition to approximately $0.60 per unit in cash. Holders of common OP Units other than Aimco and holders of High Performance Units received the distribution entirely in cash.

	January 2009	December 2008	August 2008	January 2008
Aimco Operating Partnership Special	Special	Special	Special	Special
Distributions	Distribution	Distribution	Distribution	Distribution
Distribution per unit	$2.08	$1.80	$3.00	$2.51
Total distribution	$230.1 million	$176.6 million	$285.5 million	$257.2 million
Common OP Units and High Performance Units outstanding on record date	110,654,142	98,136,520	95,151,333	102,478,510
Common OP Units held by Aimco	101,169,951	88,650,980	85,619,144	92,795,891
Total distribution on Aimco common OP Units	$210.4 million	$159.6 million	$256.9 million	$232.9 million
Cash distribution to Aimco	$60.6 million	$53.2 million	$51.4 million	$55.0 million
Portion of distribution paid to Aimco through issuance of common OP Units	$149.8 million	$106.4 million	$205.5 million	$177.9 million
Common OP Units issued to Aimco pursuant to distributions	15,627,330	12,572,267	5,731,310	4,594,074
Cash distributed to common OP Unit and High Performance Unit holders other than Aimco	$19.7 million	$17.0 million	$28.6 million	$24.3 million
Also in December 2008, October 2008, July 2008 and December 2007, Aimco’s board of directors declared corresponding special dividends payable on January 29, 2009, December 1, 2008, August 29, 2008 and January 30, 2008, respectively, to holders of record of its Common Stock on December 29, 2008, October 27, 2008, July 28, 2008 and December 31, 2007, respectively. A portion of the special dividends in the amounts of $0.60 per share represents payment of the regular dividend for the quarters ended December 31, 2008, September 30, 2008, June 30, 2008 and December 31, 2007, respectively, and the remaining amount per share represents an additional dividend associated with taxable gains from property dispositions. Portions of the special dividends were paid through the issuance of shares of Aimco Class A Common Stock. The table below summarizes information regarding these special dividends.

	January 2009	December 2008	August 2008	January 2008
	Special	Special	Special	Special
Aimco Special Dividends	Dividend	Dividend	Dividend	Dividend
Dividend per share	$2.08	$1.80	$3.00	$2.51
Outstanding shares of Common Stock on the record date	101,169,951	88,650,980	85,619,144	92,795,891

Total dividend	$210.4 million	$159.6 million	$256.9 million	$232.9 million
Portion of dividend paid in cash	$60.6 million	$53.2 million	$51.4 million	$55.0 million
Portion of dividend paid through issuance of shares	$149.8 million	$106.4 million	$205.5 million	$177.9 million
Shares issued pursuant to dividend	15,627,330	12,572,267	5,731,310	4,594,074
Average share price on determination date	$9.58	$8.46	$35.84	$38.71

Amounts after elimination of the effects of shares of Common Stock held by consolidated subsidiaries:
Outstanding shares of Common Stock on the record date	100,642,817	88,186,456	85,182,665	92,379,751
Total dividend	$209.3 million	$158.7 million	$255.5 million	$231.9 million
Portion of dividend paid in cash	$60.3 million	$52.9 million	$51.1 million	$54.8 million
Portion of dividend paid through issuance of shares	$149.0 million	$105.8 million	$204.4 million	$177.1 million
Shares issued pursuant to dividend	15,548,996	12,509,657	5,703,265	4,573,735
During the year ended December 31, 2010, Aimco sold 600,000 shares of Class A Common Stock pursuant to an At-The-Market, or ATM, offering program Aimco initiated during 2010, generating $14.4 million of net proceeds. Aimco contributed the net proceeds to us in exchange for an equivalent number of common OP Units.
During the year ended December 31, 2010, we acquired the noncontrolling limited partnership interests in certain of our consolidated real estate partnerships in exchange for cash and the issuance of approximately 276,000 common OP Units. We completed no similar acquisitions of noncontrolling interests during 2009 or 2008.
During the years ended December 31, 2010 and 2009, approximately 168,300 and 64,000 common OP Units, respectively, were redeemed in exchange for cash, and approximately 519,000 common OP Units were redeemed in exchange for shares of Aimco Class A Common Stock in 2009. No common OP Units were redeemed in exchange for shares of Aimco Class A Common Stock in 2010.
During 2008 and prior years, from time to time, Aimco issued shares of Class A Common Stock to certain non-executive officers who purchased the shares at market prices. In exchange for the shares purchased, the officers executed notes payable. These notes, which are 25% recourse to the borrowers, have a 10-year maturity and bear interest either at a fixed rate of 6% annually or a floating rate based on the 30-day LIBOR plus 3.85%, which is subject to an annual interest rate cap of typically 7.25%. The notes were contributed by Aimco to us in exchange for an equivalent number of common OP Units. Total payments in 2010 and 2009 on all notes from officers were $0.6 million and $0.8 million, respectively. In 2010 and 2009, Aimco reacquired approximately 9,000 and 94,000 shares of Class A Common Stock from officers in exchange for the cancellation of related notes totaling $0.3 million and $1.5 million, respectively. Concurrently, we reacquired from Aimco an equal number of common OP Units.
As further discussed in Note 12, during 2010, 2009 and 2008, Aimco issued shares of restricted Class A Common Stock to certain officers, employees and independent directors, and we concurrently issued a corresponding number of common OP Units to Aimco.
High Performance Units
At December 31, 2010 and 2009, we had outstanding 2,339,950 and 2,344,719, respectively, of High Performance Units. The holders of High Performance Units are generally restricted from transferring these units except upon a change of control in the Partnership. The holders of High Performance Units receive the same amount of distributions that are paid to holders of an equivalent number of our outstanding common OP Units.
Investment in Aimco
From 1998 through 2001, we completed various transactions with Aimco that resulted in our investment in 384,740 shares of Aimco Class A Common Stock. In connection with Aimco’s special dividends discussed above, Aimco paid a portion of these dividends to us through the issuance of 175,141 shares of Aimco Class A Common Stock, bringing our total investment in Aimco to 559,881 shares. Our investment in Aimco Class A Common Stock is presented in the accompanying financial statements as a reduction to partners’ capital.
Registration Statements
Pursuant to Aimco’s ATM offering program discussed above, Aimco may issue up to 6.4 million additional shares of its Class A Common Stock. Additionally, we and Aimco have a shelf registration statement that provides for the issuance of debt securities by us and debt and equity securities by Aimco.